Accruals and Other Payable (Details) - Schedule of accruals and other payable - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Accruals And Other Payable Abstract
Accruals	$ 1,807,996	$ 1,804,131
Total payables	$ 1,807,996	$ 1,804,131